Subsequent Events (Details)	1 Months Ended	2 Months Ended		3 Months Ended				5 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 13, 2018 USD ($) $ / shares shares	Feb. 21, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 26, 2018 USD ($)	Mar. 20, 2017 USD ($) $ / shares shares	Mar. 17, 2017 USD ($)	Jun. 08, 2017 USD ($) $ / shares shares	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Subsequent Event [Line Items]
Acquisition cost											$ 23,587,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance											$ 17,323,000
Number of units received | shares											147,797,720	83,323,911
Proceeds From Issuance Of Common Limited Partners Units											$ 98,774,000	$ 440,000	$ 72,090,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs													72,090,000
Proceeds from partnership contribution											$ 2,638,000	$ 10,000	$ 1,528,000
Navios Containers
Subsequent Event [Line Items]
Sale of Stock, Percentage of Ownership after Transaction											33.70%
Navios Containers | Private Placement
Subsequent Event [Line Items]
Number of units received | shares								6,000,000	2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction								59.70%
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent								$ 30,000,000	$ 10,000,000	$ 10,000,000
Navios Containers | Warrants
Subsequent Event [Line Items]
Warrants, Expected term										5 years	5 years
Sale of Stock, Percentage of Ownership after Transaction										6.80%	6.80%
Navios Containers | Private Placement
Subsequent Event [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction | shares								10,057,645	10,000,000	9,090,909
Proceeds from Issuance of Private Placement								$ 50,288,000	$ 50,000,000	$ 50,000,000
Sale of Stock, Price Per Share | $ / shares								$ 5	$ 5	$ 5.5
Navios Containers | Warrants
Subsequent Event [Line Items]
Warrants, Expected term								5 years	5 years
Sale of Stock, Percentage of Ownership after Transaction								6.80%	6.80%
Subsequent Event | Navios Containers
Subsequent Event [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		36.00%
Subsequent Event | Navios Containers | Private Placement
Subsequent Event [Line Items]
Number of units received | shares		2,629,095
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent		$ 14,460,000
Subsequent Event | Navios Containers | Warrants
Subsequent Event [Line Items]
Warrants, Expected term		5 years
Sale of Stock, Percentage of Ownership after Transaction		6.80%
Subsequent Event | Navios Containers | Private Placement
Subsequent Event [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction | shares		5,454,546
Proceeds from Issuance of Private Placement		$ 30,000,000
Sale of Stock, Price Per Share | $ / shares		$ 5.5
Subsequent Event | March 2018 Credit Facility
Subsequent Event [Line Items]
Credit Facility, Initiation Date					Mar. 26, 2018
Credit facility, maximum borrowing capacity					$ 14,300,000
Number of loan tranches					2
Interest rate description					LIBOR plus 300 bps
Interest rate percentage					3.00%
Maturity Date					Jun. 30, 2023
Subsequent Event | Panamax vessel
Subsequent Event [Line Items]
Vessel capacity in DWT				87,000
Acquisition cost				$ 12,975,000
Vessel year built				2005
Subsequent Event | Two Panamax vessels
Subsequent Event [Line Items]
Number of vessels acquired	2
Vessel type	Panamax
Vessel capacity in DWT	74,500
Acquisition cost	$ 22,000,000
Vessel year built	2006
Subsequent Event | First Panamax Vessel
Subsequent Event [Line Items]
Charter hire daily rate	$ 9,375
Subsequent Event | Second Panamax Vessel
Subsequent Event [Line Items]
Charter hire daily rate	$ 9,844
Common Unitholders
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering | shares						47,795,000							5,720,547
Unit price | $ / shares						$ 2.1
Proceeds From Issuance Of Common Limited Partners Units						$ 100,369,000
Offering costs						4,383,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs						$ 95,986,000							$ 72,090,000
Common Unitholders | Subsequent Event
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering | shares			18,422,000
Unit price | $ / shares			$ 1.9
Proceeds From Issuance Of Common Limited Partners Units			$ 35,002,000
Offering costs			1,720,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs			33,282,000
Common Unitholders | Subsequent Event | Navios Containers
Subsequent Event [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent			$ 5,000,000
General Partner
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering | shares						975,408
Proceeds from partnership contribution						$ 2,049,000	$ 468,000
General Partner | Subsequent Event
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering | shares			375,959
Proceeds from partnership contribution			$ 714,000
Quarterly distribution per unit | Subsequent Event
Subsequent Event [Line Items]
Cash distribution declared per unit | $ / shares				$ 0.02
Distribution per unit per year | Subsequent Event
Subsequent Event [Line Items]
Cash distribution declared per unit | $ / shares				$ 0.08
Installment 1 - FY 2018 | Subsequent Event
Subsequent Event [Line Items]
Declaration date				Mar. 31, 2018
Cash distribution declared per unit | $ / shares				$ 0.02
Distribution date				May 14, 2018
Date of record				May 10, 2018